Schedule of Reconciliation of Yorkville Debt Measured on a Measured Basis (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Balance	$ 17,223	$ 37,603
Principal repayments	(2,072)
Balance		17,223
Yorkville [Member]
Line of Credit Facility [Line Items]
Balance	17,223	37,603
Conversion of debt into common shares		(4,599)
Principal repayments	(17,374)	(16,811)
Issuance of convertible promissory note	3,150
Fair value adjustment through earnings	694	354
Fair value adjustment through accumulated other comprehensive income	2	(146)
Fair value adjustment through interest accrual		822
Balance	$ 3,695	$ 17,223